Note 6 - Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 6 - Going Concern

NOTE 6 - GOING CONCERN

As reported in the consolidated financial statements, the Company has accumulated deficits of and its current liabilities exceeded its current assets. These negative trends have been consistent over the last few years except for asset sales.

These factors create uncertainty about the Company's ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable and to create operations that contribute capital from normal operations. If the Company cannot obtain adequate capital it could be forced to cease operations.

In order to continue as a going concern, develop and generate revenues and achieve a profitable level of operations, the Company will need, among other things, additional capital resources. Management's plans to obtain such resources for the Company include (1) raising additional capital through sales of common stock, (2) converting promissory notes into common stock and (3) entering into acquisition agreements with profitable entities with significant operations. In addition, management is continually seeking to streamline its operations and expand the business through a variety of industries, including real estate and financial management.

However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations.  The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 6 - GOING CONCERN

As reported in the consolidated financial statements, the Company has accumulated deficits of $25,404,609 as of December 31, 2015 and its current liabilities exceeded its current assets. These negative trends have been consistent over the last few years except for asset sales.

These factors  create  uncertainty  about  the  Company's  ability  to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable and to create operations that contribute capital from normal operations. If the Company cannot obtain  adequate  capital  it  could  be  forced  to  cease operations.

In order to continue as a going concern, develop and generate revenues and achieve a  profitable  level of operations, the Company will need, among other things, additional capital resources. Management's plans to obtain such resources for the  Company  include  (1) raising additional capital through sales of common stock, (2) converting  promissory notes into  common  stock  and (3) entering into acquisition agreements  with profitable  entities  with   significant   operations.   In   addition, management is continually seeking to streamline its operations and expand the business through a variety of industries, including real estate and financial management.

However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations.  The accompanying   consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.